Consolidated Statements of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net revenues:
Enterprise software and related maintenance services	$ 9,344	56,567	59,794	61,014
Software development services	992	6,004	7,481	5,963
B2C e-commerce	7,479	45,276	23,112	8,239
Total net revenues	17,815	107,847	90,387	75,216
Cost of revenues:
Enterprise software and related maintenance services
Software development services (including share-based compensation expense of RMB21 in 2011, RMB(13) in 2012 and nil in 2013)	(445)	(2,696)	(2,365)	(2,281)
B2C e-commerce	(6,199)	(37,527)	(18,363)	(8,452)
Total cost of revenues	(6,644)	(40,223)	(20,728)	(10,733)
Gross profit	11,171	67,624	69,659	64,483
Operating expenses:
Selling and marketing (including share-based compensation expense of RMB347 in 2011, RMB11 in 2012 and RMB45 in 2013)	(4,249)	(25,721)	(21,647)	(22,493)
General and administrative (including share-based compensation expense of RMB4,127 in 2011, RMB900 in 2012 and RMB635 in 2013)	(11,381)	(68,896)	(77,841)	(79,354)
Research and development (including share-based compensation expense of RMB2,632 in 2011, RMB1,178 in 2012 and RMB581 in 2013	(2,752)	(16,659)	(14,872)	(11,042)
Recovery of doubtful accounts, net	710	4,296	3,807	6,841
Total operating expenses	(17,672)	(106,980)	(110,553)	(106,048)
Loss from operations	(6,501)	(39,356)	(40,894)	(41,565)
Interest income	925	5,602	5,718	1,922
Gain on sales of short-term investments	1,078	6,526	113,644	32,689
Change in fair value of marketable options	141	853	(16,094)	7,252
Loss on investments under cost method				(3,373)
Income (loss) from equity method investments	(76)	(463)	(857)	1,639
Other income	2,229	13,496	7,706	5,994
Income (loss) before income tax and non-controlling interest	(2,204)	(13,342)	69,223	4,558
Income tax expense	(70)	(424)	(671)	(1,048)
Income (loss) before non-controlling interest	(2,274)	(13,766)	68,552	3,510
Net loss (income) attributable to non-controlling interest	(19)	(116)	(3)	15
Net income (loss) attributable to the Company	$ (2,293)	(13,882)	68,549	3,525
Income (loss) attributable to the Company per share:
Basic	$ (0.06)	(0.37)	1.81	0.09
Diluted	$ (0.06)	(0.37)	1.67	0.09
Weighted average number of shares used in computation:
Basic	37,986,150	37,986,150	37,780,134	37,443,657
Diluted	37,986,150	37,986,150	41,092,700	40,465,449